COMMITMENTS - OPERATING LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance lease and operating lease by lessee [line items]
Total operating lease expenses recognized in the consolidated income statements (Infrastructure Leases)	$ 27,500	$ 14,678	$ 15,097